Accruals and other payables (Tables)	12 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Schedule of Accruals and Other Payables

	As of June, 30
	2024	2023
	US$	US$

Accruals
Staff salaries	584,932	95,480
Director	-	44,258
Professional and consultancy fee	207,769	503,286
Others	-	11,761
GST payables	285,393	171,382
	1,078,094	826,167